Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Current
Cash	$ 474,317	$ 60,486	$ 13,054
Prepaids and other receivables	152,947	1,273	7,628
Total current assets	627,264	61,759	20,682
Equipment	22,637	33,882	1,056
Exploration and evaluation assets	821,773	900,463	864,270
Total assets	1,471,674	996,104	886,008
Current
Accounts payable	87,938	100,658	316,398
Accrued liabilities	102,208	56,850	223,541
Due to related parties	57,254	90,117	9,636
Notes payable		19,215	32,356
Total current liabilities	247,400	266,840	581,931
Long-term notes payable to related parties	1,555,503	1,397,387	947,274
Long-term amounts due to related parties	159,513
Withholding taxes payable	151,907	149,387
Total liabilities	2,114,323	1,813,614	1,529,205
Shareholders’ deficit
Share capital	7,755,830	6,409,558	6,409,558
Share-based payment reserve	4,034,929	3,521,907	3,521,907
Deficit	(12,144,764)	(10,522,764)	(10,312,110)
Accumulated other comprehensive loss	(288,644)	(226,211)	(262,552)
Total shareholders’ deficit	(642,649)	(817,510)	(643,197)
Total liabilities and shareholders’ deficit	$ 1,471,674	$ 996,104	$ 886,008